Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share Based Compensation Abstract
Summary of Assumptions Used to Determine Fair Market Value of Stock Options Granted

The assumptions used to determine the fair market value of the stock options granted during the three months ended March 31, 2017 were as follows:

2017
Expected volatility	30.73%
Risk-free interest rate	2.18%
Expected life (years)	6.25
Expected dividend yield	0.00%

Summary of Stock Option Awards Outstanding Activity

Stock option awards outstanding as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2016	299	$21.48	3.5	$1.4
Granted	170	22.35	9.9

Outstanding at March 31, 2017	469	21.80	5.6	0.9

Vested and expected to vest at March 31, 2017	458	21.78	5.5	0.9
Exercisable at March 31, 2017	119	$11.95	1.9	0.9

The following table summarizes activity for Donnelley Financial stock options held by employees of Donnelley Financial, RRD and LSC for the period following the Separation:

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at October 1, 2016	3	$22.30	5.4	$—
Vested options converted on October 1, 2016 in connection with the Separation	296	21.47	3.7	1.4

Outstanding at December 31, 2016	299	21.48	3.5	1.4

Exercisable at December 31, 2016	207	$16.35	3.5	$1.4

Summary of Nonvested Restricted Stock Unit Awards

Nonvested restricted stock unit awards as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares (Thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	436	$25.28
Granted	220	22.35
Vested	(86)

Nonvested at March 31, 2017	570	$23.52

The following table summarizes activity for Donnelley Financial RSUs held by employees of Donnelley Financial, RRD and LSC, and members of the Board of Directors for the period following the Separation:

	Shares (Thousands)	Weighted Average Grant Date Fair Value(1)
Nonvested at October 1, 2016	11	$26.66
Awarded	77	24.75
Vested	(20)	25.74
Nonvested RSUs converted on October 1, 2016 in connection with the Separation	368	27.22

Nonvested at December 31, 2016	436	$25.28

(1)	The weighted average grant date fair value has been adjusted for the impact of the Separation.

Summary of Nonvested Restricted Stock Awards

Nonvested restricted stock unit awards as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Shares (Thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	156	$24.75
Granted	129	22.35

Nonvested at March 31, 2017	285	$23.66